                         Table of Contents

                                  OVERVIEW
                    LETTER TO SHAREHOLDERS       1
                         ECONOMIC SNAPSHOT       2

                       PERFORMANCE SUMMARY
                         RETURN HIGHLIGHTS       4

                     PORTFOLIO AT A GLANCE
             TOP FIVE PORTFOLIO INDUSTRIES       5
                          TOP TEN HOLDINGS       5
                      CURRENT DISTRIBUTION       6
          Q&A WITH YOUR PORTFOLIO MANAGERS       7
                         GLOSSARY OF TERMS      10
                   A FOCUS ON SENIOR LOANS      11

                            BY THE NUMBERS
                  YOUR TRUST'S INVESTMENTS      12
                      FINANCIAL STATEMENTS      30
             NOTES TO FINANCIAL STATEMENTS      35
                DIVIDEND REINVESTMENT PLAN      39
    TRUST OFFICERS AND IMPORTANT ADDRESSES      40

Our generations of money-management experience may help you pursue life's true wealth.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO SHAREHOLDERS
February 20, 2001

Dear Shareholder,

The year 2000 was an especially volatile one for the stock market. To manage one's portfolio during such unpredictable times requires investment-management experience, and the following pages should give you some insight into how we have performed in this difficult environment.

In this report, the portfolio managers will explain how your investment performed during the reporting period and describe the strategies they used to manage your trust during that span. The report will also show you how your investment has performed over time. Helpful charts summarize the trust's largest investments, and you can examine the complete portfolio to see all of your trust's holdings as of the end of your trust's reporting period.

At Van Kampen, we place a high priority on providing you and your financial advisor with the information you need to help you monitor your investments during all types of markets. With nearly four generations of investment-management experience, we've been around long enough to understand that by investing with Van Kampen you're entrusting us with much more than your money. Your investments may help make it possible to afford your next house, keep up with rising college costs, or enjoy a comfortable retirement.

No matter what your reasons for investing, we're thankful that you've chosen to place your investments with Van Kampen. We will continue to apply our generations of money-management experience to helping you pursue life's true wealth.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Investment Advisory Corp.

ECONOMIC SNAPSHOT

ECONOMIC GROWTH
THE U.S. ECONOMY, WHICH GREW AT A RED-HOT PACE IN EARLY 2000, BROKE STRIDE LATER IN THE YEAR AND LIMPED INTO 2001. GROSS DOMESTIC PRODUCT (GDP), THE PRIMARY MEASURE OF ECONOMIC GROWTH, ROSE A DISAPPOINTING 1.1 PERCENT ON AN ANNUALIZED BASIS FOR THE FOURTH QUARTER OF 2000--A SHARP CONTRAST FROM THE SECOND-QUARTER HIGH OF 5.6 PERCENT. THE SUDDEN ECONOMIC SLOWDOWN SPARKED FEARS OF A RECESSION, EFFECTIVELY COOLING BUSINESS AND CONSUMER DEMAND, SPENDING ON EXPORTS, AND MANUFACTURING ACTIVITY.

CONSUMER SPENDING AND EMPLOYMENT
INFLATION CONCERNS WERE HELD AT BAY AS CORPORATE LAYOFFS, SOARING ENERGY COSTS, A WEAKENING STOCK MARKET, AND A COOLING ECONOMY HAD A CHILLING EFFECT ON CONSUMER SPENDING.

KEEPING IN STEP WITH THE FLAGGING ECONOMY, GROWTH IN OVERALL COMPENSATION COSTS (SUCH AS WAGES AND BENEFITS) CONTINUED TO SLOW, FURTHER RELIEVING INFLATIONARY PRESSURES. YET THE JOBLESS RATE CONTINUED TO HOLD AT HISTORICALLY LOW LEVELS, EVEN AS IT REACHED A 16-MONTH HIGH OF 4.2 PERCENT IN JANUARY.

INTEREST RATES AND INFLATION
THE CONSUMER PRICE INDEX, A COMMON MEASURE OF THE INFLATION RATE, ROSE 3.7 PERCENT IN THE 12 MONTHS ENDED JANUARY 31. WITH INFLATION ON THE RISE AND ECONOMIC GROWTH SLOWING RAPIDLY, ALL EYES WERE ON THE FEDERAL RESERVE AS IT MADE A SURPRISE INTEREST-RATE CUT OF 0.50 PERCENT ON JANUARY 3, 2001, AND ANOTHER HIGHLY ANTICIPATED CUT OF 0.50 PERCENT DURING ITS REGULARLY SCHEDULED MEETING ON JANUARY 31, 2001.

THE FED, WHICH HAD HIKED INTEREST RATES THREE TIMES DURING THE FIRST HALF OF 2000, STATED ITS DRAMATIC POLICY REVERSAL AT THE START OF 2001 WAS IN RESPONSE TO RISING ENERGY COSTS AND ERODING CONSUMER AND BUSINESS CONFIDENCE. WHILE INDUSTRY ANALYSTS AND INVESTORS CAUTIOUSLY WELCOMED THE FED'S ACTIONS, MANY ARE PREDICTING ADDITIONAL RATE CUTS WILL BE MADE IN THE FIRST HALF OF 2001 AS THE FED TRIES TO WARD OFF A RECESSION AND RETURN GDP TO A HEALTHY AND SUSTAINABLE RATE.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES
(December 31, 1998--December 31, 2000)
[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Dec 98                                                                           5.90
Mar 99                                                                           3.50
Jun 99                                                                           2.50
Sep 99                                                                           5.70
Dec 99                                                                           8.30
Mar 00                                                                           4.80
Jun 00                                                                           5.60
Sep 00                                                                           2.20
Dec 00                                                                           1.10

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(January 31, 1999--January 31, 2001)

[LINE GRAPH]

                                                                       INTEREST RATES                    INFLATION RATES
                                                                       --------------                    ---------------
Jan 99                                                                      4.75                               1.70
                                                                            4.75                               1.70
                                                                            4.75                               1.80
Apr 99                                                                      4.75                               2.30
                                                                            4.75                               2.10
                                                                            5.00                               2.00
Jul 99                                                                      5.00                               2.10
                                                                            5.25                               2.30
                                                                            5.25                               2.60
Oct 99                                                                      5.25                               2.60
                                                                            5.50                               2.60
                                                                            5.50                               2.70
Jan 00                                                                      5.50                               2.70
                                                                            5.75                               3.20
                                                                            6.00                               3.80
Apr 00                                                                      6.00                               3.10
                                                                            6.50                               3.20
                                                                            6.50                               3.70
Jul 00                                                                      6.50                               3.70
                                                                            6.50                               3.40
                                                                            6.50                               3.50
Oct 00                                                                      6.50                               3.40
                                                                            6.50                               3.40
                                                                            6.50                               3.40
Jan 01                                                                      5.50                               3.70

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of January 31, 2001)

-----------------------------------------------------------------------
TOTAL RETURNS
-----------------------------------------------------------------------
Six-month total return based on market price(1)              -1.02%
-----------------------------------------------------------------------
Six-month total return based on NAV(2)                       -5.36%
-----------------------------------------------------------------------
One-year total return based on market price(1)                7.81%
-----------------------------------------------------------------------
One-year total return based on NAV(2)                        -3.02%
-----------------------------------------------------------------------
Commencement date                                          06/24/98
-----------------------------------------------------------------------
DISTRIBUTION RATE
-----------------------------------------------------------------------
Distribution rate as a % of closing common stock
price(3)                                                     10.66%
-----------------------------------------------------------------------
SHARE VALUATIONS
-----------------------------------------------------------------------
Net asset value                                               $8.71
-----------------------------------------------------------------------
Closing common stock price                                    $8.22
-----------------------------------------------------------------------
Six-month high common stock price (08/08/00)                  $9.00
-----------------------------------------------------------------------
Six-month low common stock price (01/03/01)                   $7.25
-----------------------------------------------------------------------

(1) Total return based on market price assumes an investment at the market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common stock price at the end of the period indicated.

(2) Total return based on net asset value (NAV) assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and sale of all shares at the end of the period, all at NAV.

(3) Distribution rate represents the monthly annualized distributions of the Trust at the end of the period and not the earnings of the Trust.

    As a result of recent market activity current performance may vary from the figures shown. Past performance is no guarantee of future results. Distribution rate and net asset value will fluctuate with market conditions. Investment return and principal value fluctuate and trust shares, when sold, may be worth more or less than their original cost.

                                                 PORTFOLIO AT A GLANCE

TOP FIVE PORTFOLIO INDUSTRIES*

(as a percentage of total assets--January 31, 2001)

Telecommunications--Wireless                                 7.6%
---------------------------------------------------------------------
Printing & Publishing                                        5.6%
---------------------------------------------------------------------
Entertainment & Leisure                                      5.3%
---------------------------------------------------------------------
Health Care                                                  4.7%
---------------------------------------------------------------------
Chemicals, Plastics & Rubber                                 4.4%
---------------------------------------------------------------------

TOP TEN HOLDINGS*

(as a percentage of total assets--January 31, 2001)

Wyndham International                                       1.83%
---------------------------------------------------------------------
United Artists Theatre Co.                                  1.82%
---------------------------------------------------------------------
Agrilink Foods, Inc.                                        1.64%
---------------------------------------------------------------------
Telecorp PCS, Inc.                                          1.46%
---------------------------------------------------------------------
VoiceStream Wireless Corp.                                  1.38%
---------------------------------------------------------------------
Metro-Goldwyn-Mayer, Inc.                                   1.36%
---------------------------------------------------------------------
HMV Media Group                                             1.31%
---------------------------------------------------------------------
Ispat Inland                                                1.28%
---------------------------------------------------------------------
Vencor, Inc.                                                1.26%
---------------------------------------------------------------------
Ashtead Group, PLC                                          1.15%
---------------------------------------------------------------------

* Subject to change daily. All information is provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or the securities in the industries shown above. Morgan Stanley Dean Witter & Co. and others affiliated with it may hold position in or may seek to perform investment-banking services for the companies listed.

CURRENT DISTRIBUTION

(August 31, 1998--January 31, 2001)

[LINE GRAPH]

                                                               VAN KAMPEN SENIOR INCOME TRUST         3-MONTH TREASURY BILL
                                                               ------------------------------         ---------------------
8/98                                                                        8.490                             4.825
                                                                            8.000                             4.361
                                                                            7.850                             4.317
                                                                            7.960                             4.482
                                                                            8.170                             4.452
1/99                                                                        7.910                             4.452
                                                                            7.760                             4.670
                                                                            8.170                             4.475
                                                                            8.230                             4.535
                                                                            8.170                             4.627
                                                                            8.210                             4.779
7/99                                                                        8.160                             4.745
                                                                            8.490                             4.966
                                                                            8.810                             4.851
                                                                            8.750                             5.088
                                                                            8.870                             5.301
                                                                            9.900                             5.328
1/00                                                                        9.530                             5.692
                                                                            8.750                             5.781
                                                                           10.340                             5.870
                                                                            9.400                             5.829
                                                                            9.880                             5.619
                                                                            9.960                             5.854
7/00                                                                        9.600                             6.219
                                                                            9.460                             6.306
                                                                           10.010                             6.210
                                                                           10.460                             6.389
                                                                           11.300                             6.202
                                                                           11.580                             5.895
1/01                                                                       10.660                             4.994

Source: *Bloomberg

                                                                         [PHOTO]

Q&A WITH YOUR PORTFOLIO MANAGERS

WE RECENTLY SPOKE WITH THE MANAGEMENT TEAM OF THE VAN KAMPEN SENIOR
INCOME TRUST ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE TRUST'S RETURN OVER THE PAST SIX MONTHS. THE TEAM IS LED BY HOWARD TIFFEN, SENIOR PORTFOLIO MANAGER, WHO HAS MANAGED THE TRUST SINCE DECEMBER 1999 AND BRINGS MORE THAN 30 YEARS OF GLOBAL AND DOMESTIC INVESTMENT EXPERIENCE TO VAN KAMPEN'S SENIOR LOAN MANAGEMENT TEAM. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE TRUST'S PERFORMANCE DURING THE SIX-MONTH PERIOD ENDED JANUARY 31, 2001.

Q   HOW WOULD YOU DESCRIBE THE
    MARKET ENVIRONMENT IN WHICH THE TRUST OPERATED, AND HOW DID THE TRUST PERFORM IN THAT ENVIRONMENT DURING THE LAST SIX MONTHS?

A   The market changed quite
dramatically over the course of the last six months. At the start of the period, the outlook for the markets was optimistic. Bolstered by a reasonably strong bond market, deal flow for senior loans was good and transactions were attractively structured.

    By October 2000, however, corporate earnings had come under pressure and the bond market was retreating. The markets were weighed down by an increasingly high default rate--the highest in absolute terms since 1991--especially among highly leveraged, high-yield companies.

    As a result, the senior loan market lost its positive tone and deal flow began to slow as it became more difficult to launch favorable bond deals in the face of deteriorating credit conditions. The weak performance of the stock market contributed to the stresses placed on the financial markets, which were amplified by the slowdown in the U.S. economy.

    Short-term interest rates rose during the first half of 2000, consistent with the Federal Reserve Board's rate hikes designed to keep inflation in check, and they remained at generally higher levels for most of the reporting period, supporting the income earned by the trust's holdings. However, with the U.S. economy showing signs of weakness, the Fed aggressively cut short-term interest rates by 0.50 percent twice in January 2001, indicating their willingness to continue easing rates until the slowdown shows signs of abating. These declines, in turn, put pressure on the trust's dividend.

    Overall, very light senior loan market activity and weak prices in all markets persisted through the end of 2000 and into January 2001, and we continue to face cautious markets.

    For the six months through January 31, 2001, the trust had a total return of -1.02 percent based on market price. This includes a decrease in market price from $8.7500 per share on July 31, 2000, to $8.2200 per share on January 31, 2001. A substantial portion of the trust's senior loan assets are priced utilizing independent pricing services. As of January 31, 2001, over 80 percent of the trust's senior loan assets had been priced using these services. Past performance is no guarantee of future results. As a result of recent market activity, current performance may vary from figures shown. The trust continued to provide shareholders with a relatively attractive level of current income. Its monthly dividend of $0.073 per share translates to a distribution rate of
10.66 percent based on the trust's closing market price on January 31, 2001. Please refer to the chart and footnotes on page 4 for additional performance results.

Q   HOW DID YOU REACT TO THESE
    MARKET CONDITIONS?

A   Over the past 18 months, the trust
has been managed with three guiding principals: diversify to greatest extent possible, use a sound and detail-oriented credit selection, and stress the yield component of the portfolio.

    Maintaining a diversified portfolio is important so that the performance of any one senior loan issue has less of an impact on the portfolio as a whole. In general, our goal is to limit the average investment size both in dollar terms and as a percentage of portfolio assets. Overall, the trust's top 10 holdings represent just 14.49 percent of the portfolio's total assets, down from 16.63 percent as of July 31, 2000.

    As we anticipated, corporate earnings started to deteriorate during the reporting period, and as a result we have continued to focus on credit quality. We continue to apply intense credit analysis of the senior loans we consider for the portfolio. We will also continue to add new analysts to our senior loan team as necessary to ensure that we continue to provide the best possible credit evaluation. The experience represented by these analysts is invaluable during difficult phases of the credit cycle, as it helps the process of selective investing during periods of exacerbated market volatility. Also, when an issue does have problems, we have extensive knowledge of the workout and recovery process to help produce the best possible recovery of assets in the case of a loan default.

    An experienced staff also helped us keep the portfolio as fully invested as possible, keeping the level of idle cash at a lower level and putting more of the trust's assets to work in competitive-yielding senior loan investments.

Q   WHAT SPECIFIC STRATEGIES DID
    YOU EMPLOY IN MANAGING THE PORTFOLIO?

A   Obviously, in maintaining a high
level of diversification within the portfolio, we took a close look at a wide variety of senior loan issues from a broad range of industries. The difficult markets of recent months persuaded us to adopt a more conservative stance altogether.

    As far as specific industries go, we reduced the trust's exposure to some of the more cyclical sectors, such as automobiles and transportation, which were plagued by surging energy and fuel costs. Also, the auto industry typically faces a period of slackening demand as the economy slows, leaving it with high inventories of unsold vehicles. Other industries hit by weakened consumer confidence and sluggish spending included textiles, apparel, and retail.

    The telecommunications sector was hit hard by declining technology spending on the corporate side and by changing investor sentiment, as sales and earnings growth began to fall behind expectations. Growing demand for increased "bandwidth" has spurred these firms to make ever-larger capital investments in new fiber optic cable, switching facilities, and wireless transmission capacity, but it will be years before the revenues generated by these initiatives catch up with current expenditures. Although these investments cut into current earnings, we hope they will pay off over the long haul. When we did invest in the telecom sector, we looked for firms generating positive cash flow and issues that had strong collateral behind them.

    Industry sectors that were attractive included food, drugs, and health care, which have traditionally benefited from relatively stable demand even during tough economic times. Within these market segments, we looked for well-capitalized companies with low levels of leverage. There is no guarantee, however, that these sectors will continue to perform well or will be held by the trust in the future.

Q   WHAT IS YOUR OUTLOOK FOR THE
    MARKET AND THE TRUST IN THE MONTHS AHEAD?

A   We expect the next six months to
present a challenging environment in which to manage an investment portfolio. The recent economic slowdown may continue to take its toll on corporate profits, and the anticipated decline in interest rates could put pressure on the trust's dividend, though it should remain highly competitive in relation to other fixed-income investment alternatives.

    With default rates high, investors will likely demand higher credit-quality parameters in new deals that come to market, such as lower leverage and better collateral coverage, leading to loan structures that are more conservative in nature.

    The trust's high level of diversification may prove to be valuable if we encounter tough markets ahead. We feel the portfolio is well positioned for the remainder of the fiscal year, with a varied selection of investments.

    It is important for all shareholders to remember that, as disclosed in the prospectus, the trust's net asset value fluctuates, and is not stable. Given this, shareholders should talk with their financial advisor about whether the trust fits their overall investment objectives and risk tolerance. We are hopeful that the trust's emphasis on diversification, credit quality, and a competitive level of income will continue to provide an attractive choice for fixed-income investors with an investment time frame in the range of three to five years. It is our belief that the trust can be an integral part of a well-rounded investment strategy.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

CYCLICAL INDUSTRIES: Industries where earnings tend to rise quickly when the economy strengthens and fall quickly when the economy weakens. Examples of cyclical industries include housing, automobiles, and paper. Noncyclical industries are typically less sensitive to changes in the economy. These include utilities, grocery stores, and pharmaceutical companies.

DEFAULT: The failure to make required debt payments on time.

FEDERAL RESERVE BOARD (THE FED): The governing body of the Federal Reserve System, which is the central bank of the United States. Its policy-making committee, called the Federal Open Market Committee, meets at least eight times a year to establish monetary policy and monitor the economic pulse of the United States.

LEVERAGE: An investment strategy that involves using borrowed money to finance an investment. Leveraging involves certain risks, including the potential for increased volatility.

NET ASSET VALUE (NAV): The value of a trust share, calculated by deducting a trust's liabilities from the total assets applicable to common shareholders in its portfolio and dividing this amount by the number of common shares outstanding.

SECONDARY MARKET: A market where securities are traded after they are initially offered.

SENIOR LOANS: Loans or other debt securities that are given preference to junior securities of the borrower. In the event of bankruptcy, payments to holders of senior loan obligations are given priority over payments to holders of subordinated debt, as well as shareholders of preferred and common stock. Senior loans may share priority status with other senior securities of the borrower, and such status is not a guarantee that monies to which the investor is entitled will be paid.

A FOCUS ON SENIOR LOANS

    The Senior Income Trust invests primarily in senior collateralized loans to corporations, partnerships, and other business entities that operate in a variety of industries and geographic locations. Senior loans have a number of characteristics that, in the opinion of the trust's management team, are important to the integrity of the trust's portfolio. These include:

SENIOR STANDING

    With respect to interest payments, senior loans generally have priority over other classes of loans, preferred stock, or common stocks, though they may have equal status with other securities of the borrower. This status is not a guarantee, however, that monies to which the trust is entitled will be paid. If they are not fully paid, it potentially could have a negative effect on the trust's net asset value.

COLLATERAL BACKING

    Senior loans are often secured by collateral that has been pledged by the borrower under the terms of a loan agreement. Forms of collateral include trademarks, accounts receivable or inventory, buildings, real estate, franchises, and common and preferred stock in subsidiaries and affiliates. Under certain circumstances, collateral might not be entirely sufficient to satisfy the borrower's obligations in the event of nonpayment of scheduled interest or principal, and in some instances may be difficult to liquidate on a timely basis.

    Additionally, a decline in the value of the collateral could cause the loan to become substantially undersecured, and circumstances could arise (such as bankruptcy of a borrower) that could cause the trust's security interest in the loan's collateral to be invalidated. This could potentially have a negative effect on the trust's net asset value.

CREDIT QUALITY

    Many senior loans carry provisions designed to protect the lender in certain circumstances. In addition, the variable-rate nature of the portfolio is expected to lessen the fluctuation in the trust's net asset value. However, the net asset value will still be subject to the influence of changes in the real or perceived credit quality of the loans in which the trust invests. This may occur, for example, in the event of a sudden or extreme increase in prevailing interest rates, a default in a loan in which the trust holds an interest, or a substantial deterioration in the borrower's creditworthiness. From time to time, the trust's net asset value may be more or less than at the time of the investment.

SPECIAL CONSIDERATIONS

    Under normal market conditions, the trust may invest up to 20 percent of its assets in senior loans that are not secured by any specific collateral. In addition, the trust may invest in senior loans made to non-U.S. borrowers, although these loans must be U.S.-dollar denominated.

                        BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

January 31, 2001 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.(1)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            VARIABLE RATE** SENIOR LOAN INTERESTS  121.7%
            AEROSPACE/DEFENSE  2.3%
 $ 7,784    Aerostructures Corp.,
            Term Loan............... NR        BB-    12/31/03 to 09/06/04   $    7,695,558
   3,453    Aircraft Braking Systems
            Corp., Term Loan........ Ba3       B+     10/15/05                    3,453,039
   2,481    DeCrane Finance Co.,
            Term Loan............... B2        B+     12/17/06                    2,390,303
   9,574    EG&G Technical Services,
            Inc., Term Loan......... B1        NR     08/20/07                    9,438,308
   4,865    Fairchild Corp., Term
            Loan.................... Ba3       BB-    04/30/06                    4,572,824
   7,000    Integrated Defense
            Technologies, Inc., Term
            Loan.................... NR        NR     09/15/06                    6,940,587
   3,980    Vought Aircraft
            Industries, Inc., Term
            Loan.................... NR        NR     07/30/07 to 06/30/08        3,961,758
                                                                             --------------
                                                                                 38,452,377
                                                                             --------------
            AUTOMOTIVE  2.7%
   5,955    AMCAN Technologies,
            Inc., Term Loan......... NR        NR     03/28/07                    5,941,672
   3,963    American Axle &
            Manufacturing Holdings,
            Inc., Term Loan......... Ba2       BB     04/30/06                    3,943,134
   3,165    Breed Technologies,
            Inc., Term Loan......... NR        NR     12/20/04                    3,165,182
   4,683    Exide Corp., Term Loan.. Ba3       B+     03/18/05                    4,278,586
  10,500    Federal-Mogul Corp.,
            Term Loan............... B2        B+     02/24/04                   10,447,500
   4,980    J.L. French Automotive
            Castings, Inc., Term
            Loan.................... B1        B+     10/21/06                    4,701,465

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            AUTOMOTIVE (CONTINUED)
 $ 7,501    Meridian Automotive
            Systems, Inc., Term
            Loan.................... B1        BB-    03/31/07               $    7,505,424
   2,733    Safelite Glass Corp.,
            Term Loan (a)........... NR        NR     09/30/07                    2,732,516
                                                                             --------------
                                                                                 42,715,479
                                                                             --------------
            BEVERAGE, FOOD & TOBACCO  4.5%
  38,515    Agrilink Foods, Inc.,
            Term Loan............... B1        B+     09/30/04 to 09/30/05       35,313,380
  16,837    Aurora Foods, Inc., Term
            Loan.................... B2        B      09/30/06                   15,490,384
   7,004    B & G Foods, Inc., Term
            Loan.................... B1        B+     03/31/06                    6,520,345
   4,961    Doane Pet Care Co., Term
            Loan.................... B1        B+     12/31/05                    4,906,432
   4,922    Eagle Family Foods,
            Inc., Term Loan......... B1        B      12/31/05                    4,679,456
   5,219    Imperial Sugar Corp.,
            Term Loan (c)........... B3        B      12/31/05                    4,331,925
                                                                             --------------
                                                                                 71,241,922
                                                                             --------------
            BROADCASTING--CABLE  2.5%
   7,000    CC VIII Operating, LLC,
            Term Loan............... Ba3       BB+    02/02/08                    6,998,362
  17,150    Falcon Communications,
            L.P., Term Loan......... Ba3       BB-    12/31/07                   17,014,223
   4,948    Frontiervision Operating
            Partners, L.P., Term
            Loan.................... Ba3       BB     03/31/06                    4,911,014
  10,000    UPC Financing
            Partnership, Term
            Loan.................... Ba3       B+     03/31/09                    9,816,670
                                                                             --------------
                                                                                 38,740,269
                                                                             --------------
            BROADCASTING--DIVERSIFIED  0.1%
   1,000    Emmis Communications
            Corp., Term Loan........ Ba2       B+     08/31/09                    1,002,656
                                                                             --------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            BROADCASTING--TELEVISION  1.6%
 $ 7,920    Quorum Broadcasting,
            Inc., Term Loan......... NR        NR     09/30/07               $    7,926,605
  17,718    Sinclair Broadcast
            Group, Inc., Term
            Loan.................... Ba2       BB-    09/15/05                   17,346,359
                                                                             --------------
                                                                                 25,272,964
                                                                             --------------
            BUILDINGS & REAL ESTATE  2.8%
  17,323    Corrections Corp. of
            America, Term Loan...... B3        B      12/31/02                   13,512,616
   1,937    Corrections Corp. of
            America, Revolving
            Credit Agreement........ B3        B      01/01/02                    1,511,373
   6,012    Crescent Real Estate
            Equities Co., Term
            Loan.................... NR        NR     02/01/04                    6,029,392
  23,493    Ventas Realty Ltd.,
            Inc., Term Loan......... NR        NR     12/31/02 to 12/31/07       22,290,627
                                                                             --------------
                                                                                 43,344,008
                                                                             --------------
            CHEMICALS, PLASTICS & RUBBER  6.1%
   4,975    Applied Tech Management
            Corp., Term Loan........ B1        NR     04/30/07                    4,953,670
  14,296    GenTek, Inc., Term
            Loan.................... Ba3       BB     04/30/07 to 10/31/07       14,198,073
   5,000    Hercules, Inc., Term
            Loan.................... Ba1       BB     11/15/05                    5,027,392
  18,652    Huntsman Corp., Term
            Loan.................... Ba2       NR     09/30/03 to 12/31/05       18,263,891
   3,920    Huntsman ICI Chemicals,
            LLC, Term Loan.......... Ba3       BB     06/30/07 to 06/30/08        3,931,270
  13,882    Lyondell Chemical Co.,
            Term Loan............... Ba3       NR     06/30/05 to 05/17/06       14,110,292
   4,890    Nutrasweet Acquisition
            Corp., Term Loan........ Ba3       NR     05/25/07 to 05/25/09        4,872,599
  13,399    OM Group, Inc., Term
            Loan.................... NR        NR     03/31/07                   13,457,370
  16,934    Pioneer America
            Acquisition Corp., Term
            Loan.................... Caa1      D      12/31/06                    5,585,049
   5,000    Port Arthur Coker Co.,
            Term Loan............... Ba3       NR     07/15/07                    4,908,335

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            CHEMICALS, PLASTICS & RUBBER (CONTINUED)
 $ 3,262    Sterling Pulp Chemicals,
            Inc., Term Loan......... B3        BB-    06/30/05               $    3,208,300
   4,619    West American Rubber
            Co., Term Loan.......... NR        NR     06/30/05 to 12/30/05        2,771,699
                                                                             --------------
                                                                                 95,287,940
                                                                             --------------
            CONSTRUCTION MATERIAL  1.5%
   9,925    Brand Scaffold Services,
            Inc., Term Loan......... B1        NR     09/30/03                    9,726,411
   1,000    Dayton Superior Corp.,
            Term Loan............... Ba3       BB-    06/01/08                    1,003,749
   1,900    Magnatrax Corp., Term
            Loan.................... NR        NR     11/15/05                    1,895,178
   5,473    Washington Group
            International, Inc.,
            Term Loan............... NR        BBB-   07/07/07                    5,453,691
   4,988    Wilmar Industries, Inc.,
            Term Loan............... NR        NR     09/29/07                    4,955,670
                                                                             --------------
                                                                                 23,034,699
                                                                             --------------
            CONTAINERS, PACKAGING & GLASS  4.2%
   8,218    Dr. Pepper/Seven Up Co.,
            Inc., Term Loan......... NR        NR     10/07/07                    8,211,057
  10,167    Graham Packaging Co.,
            Term Loan............... B1        B+     01/31/06 to 01/31/07        9,983,446
  25,608    Nexpak Corp., Term
            Loan.................... NR        NR     12/31/05 to 12/31/06       23,877,493
   4,881    Packaging Dynamics, Term
            Loan.................... NR        BB+    11/20/05                    4,634,327
   6,000    Pliant Corp., Term
            Loan.................... B2        BB-    05/31/08                    5,726,835
   3,050    RIC Holdings, Inc.
            (Riverwood), Revolving
            Credit Agreement........ B1        B      02/28/03                    2,968,220
   4,975    Tekni-Plex, Inc., Term
            Loan.................... Ba3       B+     06/26/08                    4,875,500
   4,994    U.S. Can Corp., Term
            Loan.................... B1        BB-    10/04/08                    5,018,021
                                                                             --------------
                                                                                 65,294,899
                                                                             --------------
            DIVERSIFIED MANUFACTURING  2.3%
   6,418    Actuant Corp., Term
            Loan.................... B1        BB-    07/30/08                    6,438,355
  12,485    Citation Corp., Term
            Loan.................... NR        B+     12/01/07                   12,258,826

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            DIVERSIFIED MANUFACTURING (CONTINUED)
 $ 4,963    Mueller Group, Inc.,
            Term Loan............... B1        B+     08/16/07               $    4,993,516
   9,386    SPX Corp., Term Loan.... Ba2       BB+    12/31/06                    9,415,629
   2,500    Yuasa, Inc., Term
            Loan.................... NR        NR     11/09/08                    2,486,254
                                                                             --------------
                                                                                 35,592,580
                                                                             --------------
            ECOLOGICAL  2.4%
  21,481    Allied Waste Industries,
            Inc., Term Loan......... Ba3       BB     07/21/05 to 07/23/07       21,102,940
   4,987    GTS Corp., Term Loan.... NR        NR     12/08/06                    4,943,638
   4,898    IT Group, Inc., Term
            Loan.................... B1        BB     06/11/06                    4,788,093
   7,492    Stericycle, Inc., Term
            Loan.................... B1        BB-    11/10/06                    7,531,968
                                                                             --------------
                                                                                 38,366,639
                                                                             --------------
            EDUCATION & CHILD CARE  0.2%
   2,800    TEC Worldwide, Inc.,
            Term Loan............... NR        NR     02/28/05                    2,690,932
                                                                             --------------

            ELECTRONICS  5.4%
  21,741    Acterna, LLC, Term
            Loan.................... NR        B+     09/30/07                   21,637,906
  17,061    Amphenol Corp., Term
            Loan.................... Ba2       BB     10/03/04 to 10/03/06       16,922,372
   4,496    Audio Visual Services
            Corp., Term Loan........ NR        NR     10/01/01                    2,787,438
   1,070    Audio Visual Services
            Corp., Revolving Credit
            Agreement............... NR        NR     10/01/01                      663,463
   4,282    Automata, Inc., Term
            Loan (a) (c)............ NR        NR     02/28/03 to 02/28/04          147,281
   5,000    Computer Associates
            International, Inc.,
            Term Loan............... Baa1      BBB+   05/26/03                    4,928,125
   5,500    Kinetic Concepts, Inc.,
            Term Loan............... Ba3       B-     02/28/06                    5,501,280
   5,000    ON Semiconductor Corp.,
            Term Loan............... NR        BB-    08/04/07                    4,995,835
   5,017    Rowe International,
            Inc., Term Loan......... NR        NR     12/31/03                    2,709,254

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            ELECTRONICS (CONTINUED)
 $    96    Rowe International,
            Inc., Revolving Credit
            Agreement............... NR        NR     12/31/03               $       51,637
   9,000    Seagate Technologies,
            Inc., Term Loan......... NR        BB+    11/22/06                    8,985,942
   9,925    Superior Telecom, Inc.,
            Term Loan............... B2        B+     11/27/05                    9,007,893
   6,976    Viasystems, Inc., Term
            Loan.................... B1        BB-    03/31/07                    6,947,016
                                                                             --------------
                                                                                 85,285,442
                                                                             --------------
            ENTERTAINMENT & LEISURE  7.4%
   4,933    Bally Total Fitness
            Holding Corp., Term
            Loan.................... B1        B+     11/10/04                    4,913,294
   5,351    Bell Sports, Inc., Term
            Loan.................... Ba3       B+     03/31/06 to 03/31/07        5,369,732
   9,920    Fitness Holdings
            Worldwide, Inc., Term
            Loan.................... NR        B      11/02/06 to 11/02/07        9,612,480
  30,000    Metro-Goldwyn-Mayer,
            Inc., Term Loan......... Baa3      BBB-   03/31/05 to 03/31/06       29,355,470
   4,975    Playcore Wisconsin,
            Inc., Term Loan......... NR        NR     07/01/07                    4,712,690
   8,000    Six Flags Theme Parks,
            Inc., Term Loan......... Ba2       BB-    09/30/05                    8,055,496
  46,728    United Artists Theatre,
            Inc., Term Loan (c)..... Caa3      D      04/21/06 to 04/21/07       39,250,660
   9,173    WFI Group, Inc., Term
            Loan.................... Ba2       NR     07/14/04                    9,171,751
   4,975    Worldwide Sports &
            Recreation, Inc., Term
            Loan.................... NR        NR     12/31/06                    5,006,551
                                                                             --------------
                                                                                115,448,124
                                                                             --------------
            FARMING & AGRICULTURE  0.3%
   4,001    The Scotts Co., Term
            Loan.................... Ba3       BB     12/31/07                    4,026,500
                                                                             --------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            FINANCE  3.2%
 $23,939    Bridge Information
            Systems, Inc., Term Loan
            (a) (d)................. NR        NR     05/29/03 to 05/29/05   $    3,830,233
  11,184    Bridge Information
            Systems, Inc., Revolving
            Credit Agreement (a)
            (d)..................... NR        NR     05/29/03                    1,789,432
  11,716    Mafco Finance Corp.,
            Term Loan............... NR        NR     06/15/01                   11,649,956
   4,938    Outsourcing Solutions,
            Term Loan............... B2        BB-    06/01/06                    4,822,293
  10,714    Paul G. Allen, Term
            Loan.................... NR        NR     06/10/03                   10,664,068
   6,065    Rent-A-Center, Inc.,
            Term Loan............... Ba3       BB-    01/31/06 to 12/31/07        6,034,740
   4,975    Risk Management
            Assurance Co., Term
            Loan.................... NR        NR     12/21/06                    4,959,697
   7,000    Sovereign Bancorp, Inc.,
            Term Loan............... Ba3       NR     11/14/03                    7,022,603
                                                                             --------------
                                                                                 50,773,022
                                                                             --------------
            GROCERY  0.6%
     399    Fleming Cos., Inc., Term
            Loan.................... Ba3       BB     07/25/04                      384,543
   1,141    Fleming Cos., Inc.,
            Revolving Credit
            Agreement............... Ba3       BB     07/25/03                    1,098,198
   7,986    Pathmark Stores, Inc.,
            Term Loan............... NR        NR     08/31/07                    7,940,743
                                                                             --------------
                                                                                  9,423,484
                                                                             --------------
            HEALTHCARE  6.4%
   3,150    Charles River
            Laboratories, Inc., Term
            Loan.................... Ba3       BB-    09/29/07                    3,162,420
  13,739    Community Health
            Systems, Inc., Term
            Loan.................... NR        NR     12/31/05                   13,625,794
  13,042    FHC Health Systems,
            Inc., Term Loan......... NR        NR     04/30/03 to 04/30/06       12,921,599

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            HEALTHCARE (CONTINUED)
 $ 1,579    FHC Health Systems,
            Inc., Revolving Credit
            Agreement............... NR        NR     05/18/03               $    1,553,565
   7,971    Genesis Health Ventures,
            Inc., Term Loan (a)
            (c)..................... NR        NR     09/30/03 to 06/01/05        4,781,814
   2,972    Genesis Health Ventures,
            Inc., Revolving Credit
            Agreement (a) (c)....... NR        NR     05/30/06                    1,783,037
  44,213    Integrated Health
            Services, Inc., Term
            Loan (a) (c)............ NR        NR     09/30/04                   15,837,536
   2,000    InteliStaf Group, Inc.,
            Term Loan............... NR        NR     10/31/07                    1,982,561
   6,540    Multicare Cos., Inc.,
            Term Loan (a) (c)....... NR        NR     09/30/03 to 06/01/05        3,923,942
   1,407    Multicare Cos., Inc.,
            Revolving Credit
            Agreement (a) (c)....... NR        NR     09/30/03                      844,081
   4,964    National Nephrology
            Associates, Inc., Term
            Loan.................... B1        B+     12/31/05                    4,933,038
   2,904    Sun Healthcare Group,
            Inc., Term Loan (a)
            (c)..................... NR        NR     11/12/03                      871,158
  12,555    Sun Healthcare Group,
            Inc., Revolving Credit
            Agreement (a) (c)....... NR        NR     11/12/03                    3,766,462
   3,973    Tenet Healthcare Corp.,
            Revolving Credit
            Agreement............... Ba1       BB+    01/31/02                    3,928,516
  28,284    Vencor, Inc., Term Loan
            (a) (c)................. NR        NR     03/31/03 to 01/15/05       27,152,754
                                                                             --------------
                                                                                101,068,277
                                                                             --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE CONSUMER
            PRODUCTS  2.3%
   7,335    Dal-Tile Group, Inc.,
            Term Loan............... NR        NR     12/31/03                    7,163,530
   5,460    Formica Corp., Term
            Loan.................... B1        B+     04/30/06                    5,234,979
   9,385    Holmes Products Corp.,
            Term Loan............... B1        B+     02/05/07                    8,845,102

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE CONSUMER
            PRODUCTS (CONTINUED)
 $ 3,732    Imperial Home Decor
            Group, Inc., Term Loan
            (a) (c)................. NR        NR     03/12/04 to 03/13/06   $      309,794
   1,246    Imperial Home Decor
            Group, Inc., Revolving
            Credit Agreement (a)
            (c)..................... NR        NR     03/12/04                      103,402
   6,126    Pillowtex Corp., Term
            Loan (c)................ Caa2      CCC    12/31/04                    3,798,277
   1,583    Pillowtex Corp., Debtor
            in Possession (c)....... Caa2      CCC    01/31/02                      981,509
     426    Sleepmaster, LLC, Term
            Loan.................... B1        BB-    12/31/06                      425,990
   1,500    Targus Group
            International, Inc.,
            Term Loan............... NR        NR     08/31/06                    1,491,552
   4,900    World Kitchen, Inc.,
            Term Loan............... NR        NR     10/09/06                    3,724,000
   4,783    World Kitchen, Inc.,
            Revolving Credit
            Agreement............... NR        NR     04/09/05                    3,634,182
                                                                             --------------
                                                                                 35,712,317
                                                                             --------------
            HOTELS, MOTELS, INNS & GAMING  5.0%
  25,419    Aladdin Gaming, LLC,
            Term Loan............... B2        NR     03/31/07 to 09/30/08       20,589,294
  12,469    Autotote Corp., Term
            Loan.................... B1        B+     09/30/07                   12,521,654
   5,000    Extended Stay America,
            Inc., Term Loan......... Ba3       NR     06/30/07                    5,023,215
     992    Isle of Capri Casinos,
            Inc., Term Loan......... Ba2       BB-    03/02/06 to 03/02/07          996,067
  40,000    Wyndham International,
            Inc., Term Loan......... NR        NR     06/30/06                   39,500,000
                                                                             --------------
                                                                                 78,630,230
                                                                             --------------
            MACHINERY  5.7%
   1,497    Alliance Laundry
            Systems, LLC, Term
            Loan.................... B1        B+     06/30/05                    1,460,714
  25,000    Ashtead Group, PLC, Term
            Loan.................... NR        NR     06/01/07                   24,734,375
  10,923    Flowserve Corp., Term
            Loan.................... B1        BB-    06/30/08                   10,941,022

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            MACHINERY (CONTINUED)
 $ 4,980    Goodman Manufacturing,
            L.P., Term Loan......... NR        NR     07/31/05               $    4,839,480
  15,870    NationsRent, Inc., Term
            Loan.................... B2        BB-    07/20/06                   14,323,699
  15,000    Ocean Rig ASA-(Norway),
            Term Loan............... NR        NR     06/01/08                   14,116,988
   4,758    Thermadyne Manufacturing,
            LLC, Term Loan.......... B3        B      05/22/05 to 05/22/06        3,948,895
  11,875    United Rentals (North
            America), Inc., Term
            Loan.................... Ba3       BB+    06/30/06                   11,401,978
   2,856    Weigh-Tronix, LLC, Term
            Loan.................... NR        NR     06/30/07                    2,838,079
                                                                             --------------
                                                                                 88,605,230
                                                                             --------------
            MEDICAL PRODUCTS & SUPPLIES  3.4%
  25,000    Alliance Imaging, Inc.,
            Term Loan............... B1        NR     11/02/07 to 11/02/08       24,645,825
  18,356    Dade Behring, Inc., Term
            Loan.................... NR        B      06/30/05 to 06/30/07       13,216,203
  15,972    Davita, Inc., Term
            Loan.................... NR        NR     03/31/06                   15,943,565
                                                                             --------------
                                                                                 53,805,593
                                                                             --------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS  3.0%
   3,478    CII Carbon, LLC, Term
            Loan.................... NR        NR     06/25/08                    3,384,157
   9,749    Earle M. Jorgensen, Term
            Loan.................... Ba3       B+     03/31/04                    9,619,385
  38,332    Ispat Inland, Term
            Loan.................... Ba3       BB-    07/16/05 to 07/16/06       27,598,934
   6,930    UCAR International,
            Inc., Term Loan......... Ba3       BB-    12/30/07                    6,853,388
                                                                             --------------
                                                                                 47,455,864
                                                                             --------------
            NATURAL RESOURCES  2.0%
  25,000    Arch Western Resources,
            LLC, Term Loan.......... Ba2       NR     05/31/03                   24,331,346
   7,230    P&L Coal Holdings Corp.,
            Term Loan............... Ba2       NR     06/30/06                    7,233,032
                                                                             --------------
                                                                                 31,564,378
                                                                             --------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            NON-DURABLE CONSUMER PRODUCTS  2.1%
 $ 8,753    American Marketing
            Industries, Inc., Term
            Loan.................... NR        NR     11/30/04 to 11/30/05   $    8,152,199
     992    American Safety Razor
            Co., Term Loan.......... B1        B+     04/30/07                      988,734
   6,302    Arena Brands, Inc., Term
            Loan.................... NR        NR     06/01/02                    6,228,548
  18,647    Boyds Collection, Ltd.,
            Term Loan............... Ba3       B+     04/21/05                   17,550,549
                                                                             --------------
                                                                                 32,920,030
                                                                             --------------
            PAPER & FOREST PRODUCTS  1.1%
   2,616    Bear Island Paper Co.,
            LLC, Term Loan.......... B1        B+     12/31/05                    2,562,927
   7,429    Crown Paper Co., Term
            Loan (c)................ NR        NR     06/30/02                    3,045,971
   6,893    Crown Paper Co.,
            Revolving Credit
            Agreement (c)........... NR        NR     08/22/02                    2,826,119
   8,700    Pacifica Papers, Inc.,
            Term Loan............... Ba2       BB     03/12/06                    8,728,023
                                                                             --------------
                                                                                 17,163,040
                                                                             --------------
            PERSONAL & MISCELLANEOUS SERVICES  1.8%
   4,347    Coinmach Laundry Corp.,
            Term Loan............... NR        BB-    06/30/05                    4,339,554
  12,903    Encompass Service Corp.,
            Term Loan............... Ba3       BB     05/10/07                   12,782,337
   2,747    Iron Mountain, Inc.,
            Term Loan............... NR        BB     02/28/06                    2,769,307
   2,505    Professional Service
            Industries, Inc., Term
            Loan.................... NR        NR     09/16/02                    2,135,656
   9,455    Telespectrum Worldwide,
            Inc., Term Loan......... NR        NR     12/31/01 to 12/31/03        6,618,034
                                                                             --------------
                                                                                 28,644,888
                                                                             --------------
            PHARMACEUTICALS  1.9%
   8,000    Advance Paradigm, Inc.,
            Term Loan............... Ba3       BB     09/29/07                    8,032,504
   7,890    Bergen Brunswig Corp.,
            Term Loan............... NR        BB     03/31/06                    7,903,278

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            PHARMACEUTICALS (CONTINUED)
 $ 3,392    Caremark Rx, Inc., Term
            Loan.................... B1        BB-    05/31/01               $    3,382,727
   3,085    Endo Pharmaceuticals,
            Inc., Term Loan......... NR        NR     12/31/02                    3,000,673
   7,000    Shire Pharmaceuticals,
            Inc., Term Loan......... Ba1       NR     11/19/04                    6,935,519
                                                                             --------------
                                                                                 29,254,701
                                                                             --------------
            PRINTING & PUBLISHING  7.8%
   4,750    21st Century Newspapers,
            Term Loan............... NR        NR     09/15/05                    4,726,823
   7,000    Advanstar
            Communications, Inc.,
            Term Loan............... Ba3       B+     10/11/07                    7,006,566
  11,414    American Reprographics
            Co., Term Loan.......... NR        NR     03/31/08                   11,468,287
   8,000    CommerceConnect Media,
            Inc., Term Loan......... NR        NR     12/31/07                    7,936,245
   4,975    Liberty Group Operating,
            Inc., Term Loan......... B1        B      03/31/07                    4,984,328
   6,288    Mail-Well, Inc., Term
            Loan.................... Ba2       BB     02/22/07                    6,256,656
   4,887    Medical Arts Press,
            Inc., Term Loan......... NR        NR     05/16/06                    4,910,828
   8,529    Penton Media, Inc., Term
            Loan.................... Ba3       BB-    06/30/07                    8,313,950
   8,128    R.H. Donnelley, Inc.,
            Term Loan............... NR        BB     12/05/05 to 12/05/06        8,067,200
   9,239    Reiman Publications,
            LLC, Term Loan.......... NR        NR     12/10/05                    9,294,445
   5,000    Trader.com, Term Loan... NR        NR     12/31/06 to 12/31/07        4,991,535
   1,973    TWP, Inc., Term Loan.... Ba3       B+     10/01/04                    1,916,640
  23,596    Vertis, Inc., Term
            Loan.................... B1        BB-    12/06/05                   23,174,236
  13,798    Von Hoffman Press, Inc.,
            Term Loan............... B1        B+     07/01/04 to 07/01/05       13,621,432
   1,995    Vutek, Inc., Term
            Loan.................... NR        NR     06/30/07                    1,977,605
   3,384    Ziff-Davis Media, Inc.,
            Term Loan............... Ba3       B+     03/31/07                    3,380,670
                                                                             --------------
                                                                                122,027,446
                                                                             --------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            RESTAURANTS & FOOD SERVICE  2.4%
 $ 7,500    Captain D's, Inc., Term
            Loan.................... B2        B+     12/31/01               $    6,862,528
   1,384    Carvel Corp., Term
            Loan.................... NR        NR     06/30/01                    1,365,625
  10,169    Domino's Pizza, Inc.,
            Term Loan............... B1        B+     12/21/06 to 12/21/07       10,217,241
  19,761    S.C. International
            Services, Inc., Term
            Loan.................... Ba3       NR     03/01/07                   18,990,553
                                                                             --------------
                                                                                 37,435,947
                                                                             --------------
            RETAIL--OFFICE PRODUCTS  0.3%
   8,244    U.S. Office Products
            Co., Term Loan.......... Caa1      CCC-   06/09/06                    5,110,998
                                                                             --------------

            RETAIL--OIL & GAS  1.4%
   7,396    Barjan Products, LLC,
            Term Loan............... NR        NR     05/31/06                    7,427,997
   4,975    Kwik Trip, Term Loan.... NR        NR     07/27/07                    4,931,622
   9,392    The Pantry, Inc., Term
            Loan.................... B1        BB-    01/31/06 to 07/31/06        9,424,697
                                                                             --------------
                                                                                 21,784,316
                                                                             --------------
            RETAIL--SPECIALTY  0.8%
   8,246    Josten's, Inc., Term
            Loan.................... B1        BB-    05/31/06 to 05/31/08        8,248,638
   4,960    Mitchell's Management
            Corp., Term Loan........ NR        NR     12/31/07                    4,948,899
                                                                             --------------
                                                                                 13,197,537
                                                                             --------------
            RETAIL--STORES  3.3%
   4,950    CSK Auto, Inc., Term
            Loan.................... Ba3       BB-    10/31/03                    4,492,125
  32,083    HMV Media Group, PLC,
            Term Loan............... B2        BB-    03/28/06 to 09/28/06       28,107,197
  18,725    Rite Aid Corp., Term
            Loan.................... B1        BB-    08/01/02 to 08/15/02       18,449,820
                                                                             --------------
                                                                                 51,049,142
                                                                             --------------
            TELECOMMUNICATIONS--LOCAL EXCHANGE CARRIERS  1.9%
   5,004    Cincinnati Bell, Inc.,
            Term Loan............... Ba1       BB+    12/30/06                    5,013,670
   6,000    McLeodUSA, Inc., Term
            Loan.................... Ba2       BB-    05/31/08                    6,010,002

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            TELECOMMUNICATIONS--LOCAL EXCHANGE CARRIERS (CONTINUED)
 $ 7,456    Orius Corp., Term
            Loan.................... NR        B+     12/14/06 to 12/15/07   $    7,232,456
  12,500    Winstar Communications,
            Inc., Term Loan......... B2        B+     09/30/07                   11,734,047
                                                                             --------------
                                                                                 29,990,175
                                                                             --------------
            TELECOMMUNICATIONS--LONG DISTANCE  1.3%
   6,000    Global Crossing
            Holdings, Ltd., Term
            Loan.................... Ba1       BBB-   06/30/06                    6,010,416
  15,000    Pacific Crossing, Ltd.,
            Term Loan............... NR        NR     07/28/06                   14,231,250
                                                                             --------------
                                                                                 20,241,666
                                                                             --------------
            TELECOMMUNICATIONS--PAGING  0.5%
  12,690    Arch Wireless, Inc.,
            Term Loan............... B2        B-     06/30/06                    8,438,617
  10,973    TSR Wireless, LLC, Term
            Loan (a) (c)............ NR        NR     06/30/05                            0
                                                                             --------------
                                                                                  8,438,617
                                                                             --------------
            TELECOMMUNICATIONS--WIRELESS  10.5%
   5,000    American Cellular Corp.,
            Term Loan............... Ba3       BB-    03/31/08 to 03/31/09        4,995,170
   7,500    American Tower Corp.,
            Term Loan............... Ba3       BB     01/06/08                    7,537,500
  25,001    BCP SP Ltd., Term Loan.. NR        NR     03/31/02 to 03/31/05       24,504,447
  11,712    Microcell Solutions,
            Inc., Term Loan......... NR        NR     03/01/06                   11,686,770
  13,000    Nextel Finance Co., Term
            Loan.................... Ba2       BB-    06/30/08 to 12/31/08       13,038,753
   5,531    Powertel PCS, Inc., Term
            Loan.................... NR        NR     12/31/05                    5,431,567
   5,000    Spectrasite
            Communications, Inc.,
            Term Loan............... B1        B+     06/30/06                    5,014,065
   4,134    Sygnet Wireless, Inc.,
            Term Loan............... NR        NR     03/23/07 to 12/23/07        4,106,586
  31,500    TeleCorp PCS, Inc., Term
            Loan.................... B2        NR     12/05/07                   31,401,562
  12,700    Triton PCS, Inc., Term
            Loan.................... B1        B      05/04/07                   12,660,312

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2001 (Unaudited)

                                       BANK LOAN
PRINCIPAL                               RATINGS+
AMOUNT                               --------------
(000)       BORROWER                 MOODY'S   S&P      STATED MATURITY*         VALUE
            TELECOMMUNICATIONS--WIRELESS (CONTINUED)
 $30,000    VoiceStream Wireless
            Corp., Term Loan........ B1        B+     02/25/08 to 06/30/09   $   29,735,340
  14,500    Western Wireless Corp.,
            Term Loan............... Ba2       BB     09/30/08                   14,546,820
                                                                             --------------
                                                                                164,658,892
                                                                             --------------
            TEXTILES & LEATHER  2.0%
   8,772    Galey & Lord, Inc., Term
            Loan.................... Caa2      BB-    04/02/05 to 04/01/06        7,959,824
   5,930    Malden Mills Industries,
            Inc., Term Loan......... B1        NR     10/28/06                    5,887,622
  17,176    Norcross Safety
            Products, LLC, Term
            Loan.................... NR        NR     10/02/05                   16,854,020
                                                                             --------------
                                                                                 30,701,466
                                                                             --------------
            TRANSPORTATION--CARGO  3.2%
  16,247    American Commercial
            Lines, LLC, Term Loan... Ba2       BB-    06/26/06 to 06/26/07       16,261,821
   6,067    Atlas Freighter Leasing,
            Inc., Term Loan......... NR        NR     04/20/05 to 04/20/06        5,861,256
   8,986    Evergreen International
            Aviation, Inc., Term
            Loan.................... NR        NR     05/31/02 to 05/02/04        8,952,073
   6,500    Kansas City Southern
            Railway Co., Term
            Loan.................... Ba1       BB+    12/30/05                    6,512,188
  12,870    North American Van
            Lines, Inc., Term
            Loan.................... B1        B+     11/18/07                   12,049,538
                                                                             --------------
                                                                                 49,636,876
                                                                             --------------
            TRANSPORTATION--RAIL MANUFACTURING  0.7%
   4,000    Helm, Inc., Term Loan... NR        NR     10/18/06                    4,003,752
   7,940    RailWorks Corp., Term
            Loan.................... B3        B      09/30/06                    6,590,200
                                                                             --------------
                                                                                 10,593,952
                                                                             --------------
            UTILITIES  0.8%
   6,147    Global Energy, Inc.,
            Term Loan............... NR        NR     07/28/08                    8,130,243
   5,970    Western Resources, Inc.,
            Term Loan............... NR        NR     03/17/03                    6,024,727
                                                                             --------------
                                                                                 12,154,970
                                                                             --------------

TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  121.7%.......................    1,907,840,484
                                                                             --------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2001 (Unaudited)

BORROWER                                                          VALUE

FIXED INCOME SECURITIES  1.5%
Satelites Mexicanos ($26,081,000 par, 9.06% coupon, maturing
  06/30/04), 144A Private Placement (b).....................  $   23,342,495
                                                              --------------

EQUITIES  0.2%
Breed Technologies, Inc. (416,538 common shares) (e)........       2,361,770
Rowe International, Inc. (87,636 common shares) (e).........               0
Safelite Glass Corp. (122,963 common shares) (e) (f)........         373,808
Safelite Realty (8,300 common shares) (e)...................               0
                                                              --------------

TOTAL EQUITIES..............................................       2,735,578
                                                              --------------

TOTAL LONG-TERM INVESTMENTS  123.4%
  (Cost $2,137,612,132).....................................   1,933,918,557
                                                              --------------

SHORT TERM INVESTMENTS  12.6%
COMMERCIAL PAPER  7.0%
Chevron Phillips Chemical Co., LLC ($10,000,000 par,
  maturing 02/09/01, yielding 6.65%)........................       9,985,222
Comdisco, Inc. ($9,000,000 par, maturing 02/09/01, yielding
  6.70%)....................................................       8,986,600
ConAgra, Inc. ($21,300,000 par, maturing 02/05/01, yielding
  6.60%)....................................................      21,284,380
Temple Inland, Inc. ($22,000,000 par, maturing 02/06/01 to
  02/13/01, yielding 6.50% to 6.85%)........................      21,970,562
Texas Utilities Co. ($23,000,000 par, maturing 02/12/01 to
  02/13/01, yielding 6.60% to 6.70%)........................      22,949,858
TRW, Inc. ($25,000,000 par, maturing 02/06/01, yielding
  6.85%)....................................................      24,976,216
                                                              --------------

TOTAL COMMERCIAL PAPER......................................     110,152,838
                                                              --------------

SHORT-TERM LOAN PARTICIPATIONS  5.4%
Cox Communications, Inc. ($25,000,000 par, maturing
  02/01/01, yielding 6.50%).................................      25,000,000
Federated Department Stores ($7,800,000 par, maturing
  02/01/01, yielding 6.50%).................................       7,800,000
Nisource Finance Corp. ($12,000,000 par, maturing 02/05/01
  to 02/09/01, yielding 6.62% to 6.60%).....................      12,000,000
Tampa Electric Co. ($11,900,000 par, maturing 02/01/01,
  yielding 5.95%)...........................................      11,900,000
Texas Utilities Co. ($2,000,000 par, maturing 02/01/01,
  yielding 6.50%)...........................................       2,000,000
WorldCom, Inc. ($25,000,000 par, maturing 02/01/01, yielding
  6.75%)....................................................      25,000,000
                                                              --------------

TOTAL SHORT-TERM LOAN PARTICIPATIONS........................      83,700,000
                                                              --------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2001 (Unaudited)

BORROWER                                                          VALUE
TIME DEPOSIT  0.2%
State Street Bank & Trust Corp. ($3,900,000 par, 5.63%
  coupon, dated 01/31/01, to be sold on 02/01/01 at
  $3,900,609)...............................................  $    3,900,000
                                                              --------------

TOTAL SHORT-TERM INVESTMENTS  12.6%
  (Cost $197,752,838).......................................     197,752,838
                                                              --------------

TOTAL INVESTMENTS  136.0%
  (Cost $2,335,364,970).....................................   2,131,671,395
BORROWINGS  (36.7%).........................................    (575,000,000)
OTHER ASSETS IN EXCESS OF LIABILITIES  0.7%.................      11,177,305
                                                              --------------

NET ASSETS  100.0%..........................................  $1,567,848,700
                                                              ==============

NR--Not rated

+ Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by
  Standard & Poor's Group are considered to be below investment grade.

(1)  Industry percentages are calculated as a percentage of net assets.

(a) This Senior Loan interest is non-income producing.

(b) 144A Securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

(c) This borrower has filed for protection in federal bankruptcy court.

(d) Subsequent to January 31, 2001, this borrower has filed for protection in federal Bankruptcy court.

(e) Non-income producing security as this stock currently does not declare dividends.

(f ) Restricted Security

* Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

January 31, 2001 (Unaudited)

** Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks and (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
January 31, 2001 (Unaudited)

ASSETS:
Total Investments (Cost $2,335,364,970).....................  $2,131,671,395
Receivables:
  Interest..................................................      22,141,537
  Investments Sold..........................................      10,340,807
Other.......................................................         224,103
                                                              --------------
    Total Assets............................................   2,164,377,842
                                                              --------------
LIABILITIES:
Payables:
  Borrowings................................................     575,000,000
  Custodian Bank............................................      15,309,516
  Investment Advisory Fee...................................       1,616,441
  Administrative Fee........................................         394,411
  Affiliates................................................          27,857
Accrued Interest Expense....................................       3,122,011
Accrued Expenses............................................         929,463
Trustees' Deferred Compensation and Retirement Plans........         129,443
                                                              --------------
    Total Liabilities.......................................     596,529,142
                                                              --------------
NET ASSETS..................................................  $1,567,848,700
                                                              ==============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 180,010,000 shares issued and
  outstanding)..............................................  $    1,800,100
Paid in Surplus.............................................   1,795,855,431
Accumulated Undistributed Net Investment Income.............      17,173,863
Accumulated Net Realized Loss...............................     (43,287,119)
Net Unrealized Depreciation.................................    (203,693,575)
                                                              --------------
NET ASSETS..................................................  $1,567,848,700
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($1,567,848,700 divided by
  180,010,000 shares outstanding)...........................  $         8.71
                                                              ==============

                                               See Notes to Financial Statements

Statement of Operations
For the Six Months Ended January 31, 2001 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 116,746,558
Fees........................................................      1,105,147
                                                              -------------
    Total Income............................................    117,851,705
                                                              -------------
EXPENSES:
Investment Advisory Fee.....................................     10,027,556
Administrative Fee..........................................      2,359,425
Legal.......................................................        380,429
Custody.....................................................        374,951
Trustees' Fees and Related Expenses.........................         36,613
Other.......................................................        970,230
                                                              -------------
    Total Operating Expenses................................     14,149,204
    Interest Expense........................................     22,800,009
                                                              -------------
    Total Expenses..........................................     36,949,213
                                                              -------------
NET INVESTMENT INCOME.......................................  $  80,902,492
                                                              =============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $ (39,939,037)
                                                              -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    (72,339,694)
  End of the Period.........................................   (203,693,575)
                                                              -------------
Net Unrealized Depreciation During the Period...............   (131,353,881)
                                                              -------------
NET REALIZED AND UNREALIZED LOSS............................  $(171,292,918)
                                                              =============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $ (90,390,426)
                                                              =============

See Notes to Financial Statements

Statement of Changes in Net Assets
For the Six Months Ended January 31, 2001 and the Year Ended July 31, 2000 (Unaudited)

                                                       SIX MONTHS
                                                         ENDED           YEAR ENDED
                                                    JANUARY 31, 2001   JULY 31, 2000
                                                    ---------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.............................   $   80,902,492    $  145,114,337
Net Realized Loss.................................      (39,939,037)       (3,054,917)
Net Unrealized Depreciation During the Period.....     (131,353,881)      (71,900,633)
                                                     --------------    --------------
Change in Net Assets from Operations..............      (90,390,426)       70,158,787
                                                     --------------    --------------

Distributions from Net Investment Income..........      (78,305,446)     (147,076,580)
Distributions from Net Realized Gain..............              -0-        (1,593,578)
                                                     --------------    --------------
Total Distributions...............................      (78,305,446)     (148,670,158)
                                                     --------------    --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES......................................     (168,695,872)      (78,511,371)
NET ASSETS:
Beginning of the Period...........................    1,736,544,572     1,815,055,943
                                                     --------------    --------------
End of the Period (Including accumulated
  undistributed net investment income of
  $17,173,863 and $14,576,817, respectively)......   $1,567,848,700    $1,736,544,572
                                                     ==============    ==============

                                               See Notes to Financial Statements

Statement of Cash Flows
For the Six Months Ended January 31, 2001 (Unaudited)

CHANGE IN NET ASSETS FROM OPERATIONS........................  $ (90,390,426)
                                                              -------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Used for Operating Activities:
  Decrease in Investments at Value..........................    293,195,059
  Increase in Investments Sold..............................    (10,340,807)
  Increase in Interest Receivable...........................     (1,983,737)
  Increase in Other Assets..................................        (53,848)
  Decrease in Investment Advisory Fees Payable..............       (196,749)
  Decrease in Administrative Fees Payable...................        (46,294)
  Decrease in Affiliates Payable............................       (174,317)
  Increase in Accrued Expenses..............................        288,338
  Increase in Trustees' Deferred Compensation and Retirement
    Plans...................................................         14,296
                                                              -------------
    Total Adjustments.......................................    280,701,941
                                                              -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................    190,311,515
                                                              =============
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in Bank Borrowings...................................   (125,000,000)
Change in Intra-day Credit Line with Custodian Bank.........     13,924,189
Change in Accrued Interest Expense..........................       (930,258)
Cash Dividends Paid.........................................    (78,305,446)
                                                              -------------
  Net Cash Used for Financing Activities....................    190,311,515
                                                              -------------
NET DECREASE IN CASH........................................            -0-
Cash at Beginning of the Period.............................            -0-
                                                              -------------
CASH AT THE END OF THE PERIOD...............................  $         -0-
                                                              =============

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                               JUNE 24, 1998
                                           SIX MONTHS      YEAR       YEAR     (COMMENCEMENT
                                              ENDED       ENDED      ENDED     OF INVESTMENT
                                           JANUARY 31,   JULY 31,   JULY 31,   OPERATIONS) TO
                                              2001         2000       1999     JULY 31, 1998
                                           --------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD
  (a)....................................   $   9.65     $  10.08   $  10.07      $   9.99
                                            --------     --------   --------      --------
  Net Investment Income..................        .45          .81        .77           .07
  Net Realized and Unrealized
    Gain/Loss............................       (.95)        (.42)       -0-           .01
                                            --------     --------   --------      --------
Total from Investment Operations.........       (.50)         .39        .77           .08
                                            --------     --------   --------      --------
Less:
  Distributions from Net Investment
    Income...............................        .44          .81        .76           -0-
  Distributions from Net Realized
    Gains................................        -0-          .01        -0-           -0-
                                            --------     --------   --------      --------
Total Distributions......................        .44          .82        .76           -0-
                                            --------     --------   --------      --------
NET ASSET VALUE, END OF THE PERIOD.......   $   8.71     $   9.65   $  10.08      $  10.07
                                            ========     ========   ========      ========

Market Price Per Share at End of the
  Period.................................   $   8.22     $ 8.7500   $ 9.5625      $10.0625
Total Investment Return at Market Price
  (b)....................................     -1.02%**       .61%      2.98%         0.63%**
Total Return at Net Asset Value (c)......     -5.36%**      4.10%      7.91%         0.70%**
Net Assets at End of the Period (In
  millions)..............................   $1,567.8     $1,736.5   $1,815.1      $1,812.1
Ratio of Operating Expenses to Average
  Net Assets*............................      1.69%        1.75%      1.66%         1.18%
Ratio of Interest Expenses to Average Net
  Assets.................................      2.73%        2.49%      2.37%         0.28%
Ratio of Net Investment Income to Average
  Net Assets*............................      9.68%        8.19%      7.72%         6.94%
Portfolio Turnover (d)...................        19%**        57%        28%            3%**
 * If certain expenses had not been assumed by Van Kampen, Total Return would have been lower and the ratios would have been as follows:
Ratio of Operating Expenses to Average
  Net Assets.............................        N/A          N/A        N/A         1.21%
Ratio of Net Investment Income to Average
  Net Assets.............................        N/A          N/A        N/A         6.90%

** Non-Annualized

(a) Net asset value on June 24, 1998 of $10.00 is adjusted for common share offering costs of $.013.

(b) Total return based on market price assumes an investment at the market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common stock price at the end of the period indicated.

(c) Total return based on net asset value (NAV) assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and sale of all shares at the end of the period, all at NAV.

(d) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interest.

N/A=Not Applicable

                                               See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

January 31, 2001 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Senior Income Trust (the "Trust") is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objective by investing primarily in a portfolio of interests in floating or variable rate senior loans to corporations, partnerships and other entities which operate in a variety of industries and geographical regions. The Trust borrows money for investment purposes which will create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Trust's volatility. The Trust commenced investment operations on June 24, 1998.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The Trust's Variable Rate Senior Loan interests and Other Loan interests (collectively "Loan interests") are valued by the Trust following valuation guidelines established and periodically reviewed by the Trust's Board of Trustees. Under the valuation guidelines, Senior Loans and securities for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes and all other Senior Loans securities and assets of the Trust are valued at fair value in good faith following procedures established by the Board of Trustees. Subject to criteria established by the Trust's Board of Trustees about the availability and reliability of market indicators obtained from independent pricing sources approved by the Board, certain Senior Loans will be valued on the basis of such indicators. Other Senior Loans will be valued by independent pricing sources approved by the Trust's Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Investment Advisory Corp. (the "Adviser") by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until next interest rate redetermination and the maturity of such Senior Loan interests. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loan interests in the Trust's portfolio. The fair value of

NOTES TO
FINANCIAL STATEMENTS

January 31, 2001 (Unaudited)

Senior Loans are reviewed and approved by the Trust's Valuation Committee consistent with a methodology established by the Trust's Trustees. The Trust and Trustees will continue to monitor developments in the Senior Loan market and will make modifications to the current valuation methodology as deemed appropriate.

    Equity securities are valued on the basis of prices furnished by pricing services or as determined in good faith by the Adviser under the direction of the Board of Trustees.

    Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment.

B. SECURITY TRANSACTIONS Investment transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Facility fees received are treated as market discounts. Market premiums are amortized and discounts are accreted over the stated life of each applicable security. Other income is comprised primarily of amendment fees. Amendment fees are earned as compensation for agreeing to changes in loan agreements.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of post October losses and the deferral of losses relating to wash sale transactions.

    At January 31, 2001, for federal income tax purposes cost of long- and short-term investments is $2,335,366,365, the aggregate gross unrealized appreciation is $7,573,665 and the aggregate gross unrealized depreciation is $211,268,635 resulting in net unrealized depreciation on long- and short-term investments of $203,694,970.

E. DISTRIBUTION OF INCOME AND GAINS The Trust intends to declare and pay monthly dividends from net investment income to common shareholders. Net realized gains, if any, are to be distributed at least annually to common shareholders.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee of .85% of the average daily managed assets. Managed assets are defined as the gross asset value of the Trust minus the sum of accrued liabilities, other than the aggregate amount of borrowings undertaken by the Trust. In addition, the Trust will pay a

NOTES TO
FINANCIAL STATEMENTS

January 31, 2001 (Unaudited)

monthly administrative fee to Van Kampen Investments Inc., the Trust's Administrator, at an annual rate of .20% of the average daily managed assets of the Trust. The administrative services to be provided by the Administrator include monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Variable Rate Senior Loans in the Trust's portfolio and providing certain services to the holders of the Trust's securities.

    For the six months ended January 31, 2001, the Trust recognized expenses of approximately $59,900 representing legal services provided by Skadden, Arps, Slate, Meagher, & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under a Legal Services agreement, the Adviser provides legal services to the Trust. The Adviser allocates the cost of such services to each Trust. For the six months ended January 31, 2001, the Trust recognized expenses of approximately $21,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing legal services to the Trust, which are reported as legal expenses in the statement of operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

    During the period, the Trust owned shares of the following affiliated companies. Affiliated companies are defined by the Investment Company Act of 1940 as those companies in which a fund holds 5% or more of the outstanding voting securities.

                                                      REALIZED      DIVIDEND    MARKET VALUE
                NAME                     SHARES*     GAIN/(LOSS)     INCOME       01/31/01
Rowe International Inc..............    1,025,280         0            0             $0

* Shares were acquired through the restructuring of Senior loan interests.

3. INVESTMENT TRANSACTIONS

During the period, the costs of purchases and proceeds from investments sold and repaid, excluding short-term investments, were $407,149,328 and $634,152,588 respectively.

4. COMMITMENTS

Pursuant to the terms of certain of the Variable Rate Senior Loan agreements, the Trust had unfunded loan commitments of approximately $56,531,000 as of

NOTES TO
FINANCIAL STATEMENTS

January 31, 2001 (Unaudited)

January 31, 2001. The Trust generally will maintain with its custodian short-term investments and/or cash having an aggregate value at least equal to the amount of unfunded loan commitments.

5. SENIOR LOAN PARTICIPATION COMMITMENTS

The Trust invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States and foreign corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

    At January 31, 2001, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Trust on a participation basis.

                                                                PRINCIPAL
                                                                 AMOUNT          VALUE
SELLING PARTICIPANT                                               (000)          (000)
Wachovia....................................................     $14,620        $14,475
Chase Securities............................................       2,246          2,226
First Union.................................................       1,973          1,917
                                                                 -------        -------
                                                                 $18,839        $18,618
                                                                 =======        =======

6. BORROWINGS

In accordance with its investment policies, the Trust may borrow money for investment purposes in an amount up to approximately 33 1/3% of the Trust's total assets.

    The Trust has entered into an $800 million revolving credit agreement with VVR Funding LLC, a Delaware limited liability company whose sole purpose is the issuance of commercial paper. VVR has the authority to issue a maximum of $800 million of commercial paper, at a discount, with maturities of up to 180 days, the proceeds of which are used to make advances to the Trust. This revolving credit agreement is secured by the assets of the Trust. For the period ended January 31, 2001, the average daily balance of borrowings under the revolving credit agreement was $673 million with a weighted average interest rate of 6.57%.

DIVIDEND REINVESTMENT PLAN

    The Trust offers a Dividend Reinvestment Plan (the "Plan") pursuant to which Common Shareholders who are participants in the Plan may have all distributions of dividends and capital gains automatically reinvested in Common Shares of the Trust. Common Shareholders who elect not to participate in the Plan will receive all distributions of dividends and capital gains in cash paid by check mailed directly to the Common Shareholder by the Trust's dividend disbursing agent.

HOW THE PLAN WORKS

    State Street Bank and Trust Company, as your Plan Agent, serves as agent for the Common Shareholders in administering the Plan. After the Trust declares a dividend or determines to make a capital gains distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. The Trust will not issue any new Common Shares in connection with the Plan. All reinvestments are in full and fractional Common Shares, carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent, with the written consent of the Trust, by providing at least 90 days written notice to all Participants in the Plan.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    You may withdraw from the Plan at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan, and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                              2800 Post Oak Blvd.

                             Attn: Closed-End Funds

                               Houston, TX 77056

TRUST OFFICERS AND IMPORTANT ADDRESSES
VAN KAMPEN SENIOR INCOME TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

OFFICERS

RICHARD F. POWERS, III*
   President

STEPHEN L. BOYD*
   Executive Vice President and
   Chief Investment Officer

A. THOMAS SMITH III*
   Vice President and Secretary

JOHN L. SULLIVAN*
   Vice President, Treasurer and
   Chief Financial Officer

RICHARD A. CICCARONE*

JOHN R. REYNOLDSON*

MICHAEL H. SANTO*

JOHN H. ZIMMERMANN, III*
   Vice Presidents

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT
ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940,

 as amended.

  Van Kampen Funds Inc., (C) 2001. All rights reserved.